Wells Fargo Funds Management, LLC
525 Market Street, 12th Floor
San Francisco, CA 94105

January 3, 2012

Via EDGAR

EDGAR Operations Branch
Division of Investment Management
Securities and Exchange Commission
450 Fifth Street, NW
Washington, DC 20549

Re:       Wells Fargo Funds Trust (the “Trust”)
Post-Effective Amendment No. 224 to Registration Statement
No. 333-74295/811-09253

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "Act"), the Trust hereby certifies that (i) the form of the Funds’ (listed in Appendix A) prospectuses and Statement of Additional Information that the Trust would have filed under Rule 497(c) under the Act would not have differed from the prospectuses and Statement of Additional Information contained in the Trust's recent post-effective amendment (Post-Effective Amendment No. 224 to Registration Statement No. 333-74295/811-09253) (the "Amendment"); and (ii) the text of the Amendment was filed electronically via EDGAR on December 23, 2011 (accession no.: 0000907244-11-000939).

If you have any questions or would like further information, please call Regina Brown at (617) 210-3687.

 Very truly yours,

 /s/ Brian J. Montana

Brian J. Montana

Senior Counsel

APPENDIX A

Funds Trust

Wells Fargo Advantage Adjustable Rate Government Fund

Wells Fargo Advantage Government Securities Fund

Wells Fargo Advantage High Income Fund

Wells Fargo Advantage High Yield Bond Fund
Wells Fargo Advantage Income Plus Fund
Wells Fargo Advantage Short Duration Government Bond Fund

Wells Fargo Advantage Short-Term Bond Fund
Wells Fargo Advantage Short-Term High Yield Bond Fund
Wells Fargo Advantage Ultra Short-Term Income Fund